Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
September 30, 2021
MIR-NPRT3-1121
1.807731.117
Municipal Bonds - 98.7%
	Principal Amount (a)	Value ($)
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C:
6.25% 10/1/34 (b)	600,000	652,656
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	400,000	446,033
Series C, 5% 10/1/21 (Escrowed to Maturity) (b)	975,000	975,000
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,227,798
TOTAL GUAM		3,301,487
Michigan - 98.0%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,764,551
5% 5/1/37	1,175,000	1,379,357
Bay City School District Rev. Series 2014:
5% 11/1/25	1,000,000	1,121,737
5% 11/1/26	1,000,000	1,120,911
5% 11/1/27	700,000	783,676
5% 11/1/28	250,000	279,473
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,764,572
Brandon School District Series 2016 A:
5% 5/1/28 (Pre-Refunded to 5/1/25 @ 100)	2,515,000	2,919,389
5% 5/1/30 (Pre-Refunded to 5/1/25 @ 100)	1,250,000	1,450,988
5% 5/1/34 (Pre-Refunded to 5/1/25 @ 100)	2,475,000	2,872,957
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,176,315
5% 5/1/33	1,000,000	1,174,990
5% 5/1/34	1,075,000	1,261,218
5% 5/1/35	775,000	907,545
Clarkston Cmnty. Schools Series 2016:
5% 5/1/28	1,745,000	2,023,023
5% 5/1/29	1,500,000	1,738,409
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	517,447
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,492,372
5% 7/1/31 (FSA Insured)	1,775,000	1,975,810
5% 7/1/33 (FSA Insured)	2,000,000	2,225,110
5% 7/1/34 (FSA Insured)	1,750,000	1,946,466
5% 7/1/35 (FSA Insured)	2,750,000	3,057,145
5% 7/1/37 (FSA Insured)	2,000,000	2,222,225
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/22	725,000	739,164
5% 4/1/23	310,000	328,074
Series 2020:
5.5% 4/1/35	690,000	864,954
5.5% 4/1/36	435,000	543,404
5.5% 4/1/37	465,000	579,250
5.5% 4/1/38	490,000	608,990
Series 2021 A:
5% 4/1/37	1,875,000	2,290,436
5% 4/1/39	1,210,000	1,470,386
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,137,283
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	30,455
Series 2006, 5% 7/1/36	10,000	10,037
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/22 (FSA Insured)	2,645,000	2,768,347
5% 10/1/26 (FSA Insured)	4,850,000	5,076,175
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	910,002
5% 4/1/34 (FSA Insured)	520,000	641,785
5% 4/1/35 (FSA Insured)	500,000	615,201
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (FSA Insured)	1,385,000	1,609,952
5% 5/1/27 (FSA Insured)	1,425,000	1,653,691
Series 2020, 4% 5/1/40	3,000,000	3,528,783
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,572,763
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	2,046,932
4% 7/1/41	1,395,000	1,574,630
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,684,011
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (FSA Insured)	480,000	578,954
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,482,664
5% 11/1/41 (FSA Insured)	1,300,000	1,599,460
5% 11/1/42 (FSA Insured)	1,400,000	1,717,205
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	587,805
5% 1/1/33	250,000	307,503
5% 1/1/34	550,000	674,448
5% 1/1/35	400,000	488,632
5% 1/1/38	655,000	793,211
Series 2016, 5% 1/1/37	1,250,000	1,465,333
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	294,439
5% 1/1/32	320,000	376,589
5% 1/1/33	550,000	646,506
5% 1/1/34	500,000	586,818
5% 1/1/35	920,000	1,077,646
5% 1/1/36	385,000	450,095
5% 1/1/46	800,000	920,482
Grand Traverse County Hosp. Fin. Auth.:
Series 2014 A, 5% 7/1/47	1,400,000	1,558,386
Series 2019 A:
5% 7/1/44	1,110,000	1,338,704
5% 7/1/49	2,615,000	3,137,825
Series 2021:
4% 7/1/22	500,000	514,049
5% 7/1/23	425,000	459,890
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	568,151
5% 12/1/26	1,900,000	2,151,944
5% 12/1/28	1,800,000	2,035,743
Series 2018:
5% 12/1/34	1,075,000	1,327,720
5% 12/1/35	1,225,000	1,510,575
5% 12/1/37	1,375,000	1,688,055
5% 12/1/38	875,000	1,072,041
5% 12/1/43	1,400,000	1,703,141
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (FSA Insured)	1,000,000	1,167,531
4% 5/1/40 (FSA Insured)	1,300,000	1,515,642
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B:
5% 7/1/27	15,000	18,076
5% 7/1/30	2,000,000	2,393,618
Series 2016 C, 5% 7/1/31	7,000,000	8,345,226
Series 2018 A:
5% 7/1/43	10,000,000	12,088,940
5% 7/1/48	5,000,000	6,007,694
Series 2018 B:
5% 7/1/28	1,125,000	1,420,720
5% 7/1/29	15,000	19,294
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,416,857
Series 2020 B:
5% 7/1/45	1,850,000	2,296,285
5% 7/1/49	1,300,000	1,603,893
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,245,566
5% 5/1/39	1,000,000	1,241,177
Hudsonville Pub. Schools:
Series 2013:
4% 5/1/24	1,220,000	1,291,792
4% 5/1/25	500,000	529,308
5% 5/1/22	600,000	616,509
Series 2017:
5% 5/1/31	430,000	524,908
5% 5/1/32	1,200,000	1,461,911
5% 5/1/34	1,000,000	1,215,251
5% 5/1/35	1,000,000	1,213,293
Ingham, Eaton and Clinton Counties Lansing School District Series II:
4% 5/1/22	345,000	352,592
5% 5/1/23	430,000	461,631
5% 5/1/24	355,000	396,754
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,204,354
5% 5/15/28	780,000	930,139
5% 5/15/30	5,000,000	5,952,410
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	548,699
Series 2022:
4% 11/15/31 (c)	1,000,000	1,097,494
4% 11/15/43 (c)	2,250,000	2,397,674
Lake Orion Cmnty. School District Series 2016, 5% 5/1/23	1,915,000	2,056,498
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (d)	2,000,000	2,109,088
Series 2019 A:
5% 7/1/22	230,000	238,166
5% 7/1/23	340,000	367,850
5% 7/1/24	375,000	422,445
5% 7/1/25	375,000	437,580
Lansing Cmnty. College:
Series 2012:
5% 5/1/23	1,135,000	1,166,129
5% 5/1/25	350,000	359,692
Series 2019, 5% 5/1/44	3,000,000	3,658,739
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,416,158
5% 5/1/29	1,430,000	1,699,119
5% 5/1/31	500,000	589,901
5% 5/1/32	1,000,000	1,178,820
Lowell Area Schools Series I:
5% 5/1/47	1,500,000	1,852,722
5% 5/1/49	1,750,000	2,159,747
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,553,977
5% 5/1/34	1,750,000	2,126,688
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	930,992
5% 7/1/30	900,000	1,072,930
5% 7/1/31	780,000	928,969
5% 7/1/32	1,000,000	1,191,125
5% 7/1/33	705,000	839,209
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	8,291,930
Series I, 3% 10/15/45	6,000,000	6,457,117
Series 2021 I, 4% 10/15/56	2,500,000	2,939,260
Series I, 5% 4/15/38	3,000,000	3,492,750
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,269,614
5% 11/1/31	750,000	947,550
5% 11/1/32	1,000,000	1,260,073
5% 11/1/33	3,250,000	4,076,310
5% 11/1/35	1,000,000	1,247,501
5% 11/1/36	1,250,000	1,556,059
5% 11/1/37	1,500,000	1,862,692
5% 11/1/38	1,595,000	1,976,682
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	2,000,000	2,187,779
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	2,000,000	2,070,704
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,000,000	2,070,704
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds) Series 2014 C3, 5% 7/1/30 (FSA Insured)	6,000,000	6,753,851
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. and Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/25 (FSA Insured)	1,850,000	2,088,952
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	11,584
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,357,212
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,317,623
5% 1/1/40	3,000,000	3,156,527
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	914,362
4% 12/1/47	2,610,000	2,958,209
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,116,316
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	880,507
5% 12/1/37	3,270,000	4,003,625
5% 12/1/42	2,120,000	2,592,837
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (d)	3,000,000	2,998,647
Series 2016 E1, 4%, tender 8/15/24 (d)	1,330,000	1,468,252
Series 2019 B, 3.5%, tender 11/15/22 (d)	5,000,000	5,174,187
Series 2019 MI2, 5%, tender 2/1/25 (d)	5,000,000	5,737,370
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	128,962
Series 2012:
5% 11/15/24	660,000	694,368
5% 11/15/25	1,000,000	1,051,726
5% 11/15/26	800,000	841,104
5% 11/1/42	2,000,000	2,095,007
5% 11/15/42	3,120,000	3,264,534
Series 2013, 5% 8/15/30	4,105,000	4,461,110
Series 2014 H1:
5% 10/1/22	1,000,000	1,003,598
5% 10/1/25	2,250,000	2,555,994
5% 10/1/39	4,725,000	5,300,677
Series 2015 C:
5% 7/1/26	570,000	664,428
5% 7/1/27	1,465,000	1,704,139
5% 7/1/28	1,500,000	1,740,615
5% 7/1/35	2,100,000	2,420,005
Series 2015 D1:
5% 7/1/34	1,250,000	1,440,979
5% 7/1/35	505,000	581,953
Series 2015 D2, 5% 7/1/34	1,000,000	1,152,783
Series 2016 A, 5% 11/1/44	6,190,000	7,213,370
Series 2016:
5% 11/15/28	2,655,000	3,198,133
5% 1/1/29	1,000,000	1,167,879
5% 11/15/29	2,950,000	3,548,568
5% 1/1/30	1,000,000	1,162,858
5% 1/1/31	1,170,000	1,355,525
5% 1/1/32	1,895,000	2,190,660
5% 1/1/33	1,915,000	2,210,056
5% 1/1/34	2,135,000	2,459,615
5% 11/15/34	1,135,000	1,357,766
5% 11/15/41	11,710,000	13,879,932
Series 2019 A:
4% 12/1/49	7,000,000	8,007,332
4% 2/15/50	4,000,000	4,550,216
4% 11/15/50	8,750,000	9,934,986
5% 11/15/48	9,865,000	12,202,805
5% 5/15/54	1,000,000	1,175,575
Series 2019 MI1, 5% 12/1/48	2,000,000	2,442,951
Series 2020 A:
4% 6/1/35	2,000,000	2,382,959
4% 6/1/37	2,000,000	2,366,231
4% 6/1/40	2,000,000	2,347,804
4% 6/1/49	4,250,000	4,851,019
Series 2020, 4% 11/1/55	2,500,000	2,852,257
Series 2021, 5% 9/1/38	1,270,000	1,602,909
Michigan Gen. Oblig. Series 2020 A:
4% 5/15/40	500,000	593,767
5% 5/15/30	1,100,000	1,448,193
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (d)	3,650,000	3,761,769
Series 2010 F4, 5% 11/15/47	5,050,000	6,288,091
Series 2016:
5% 11/15/46	3,500,000	4,163,870
5% 11/15/47	18,000,000	21,374,808
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	500,000	500,007
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,530,000	3,867,794
Series 2020 C, 3% 6/1/51	3,550,000	3,841,830
Series 2021 A, 3% 6/1/52	3,500,000	3,814,490
Series A:
3.5% 12/1/50	2,910,000	3,193,524
4% 12/1/48	1,490,000	1,617,374
Series C, 4.25% 6/1/49	3,230,000	3,550,083
Michigan State Hsg. Dev. Auth. Series 2021 A, 0.55% 4/1/25	2,750,000	2,747,593
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,661,454
Series 2019 C, 4% 2/15/44	1,500,000	1,734,208
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,598,647
(I-75 Impt. Proj.) Series 2018:
4.25% 12/31/38 (FSA Insured) (b)	825,000	962,170
5% 12/31/26 (b)	335,000	402,960
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	2,000,000
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,969,639
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	6,000,000	6,149,480
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (b)(d)	5,000,000	5,550,656
Series 2020:
4% 5/15/27	860,000	965,469
5% 5/15/44	1,500,000	1,733,521
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	3,288,391
Michigan Trunk Line Fund Rev.:
Series 2020 B:
4% 11/15/45	6,000,000	7,011,143
5% 11/15/36	6,000,000	7,837,031
Series 2021 A, 4% 11/15/41	3,000,000	3,579,982
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,466,751
5% 5/1/44	1,175,000	1,494,275
Oakland Macomb Intercepto Series 2020 A, 5% 7/1/29	1,500,000	1,925,526
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,192,108
5% 3/1/25	1,225,000	1,248,045
5% 3/1/26	1,290,000	1,314,214
Series 2013 A:
5% 3/1/25	995,000	1,058,825
5% 3/1/26	1,620,000	1,723,204
5% 3/1/27	815,000	866,444
5% 3/1/38	2,900,000	3,071,205
Series 2014:
5% 3/1/28	335,000	370,705
5% 3/1/29	525,000	580,956
5% 3/1/39	3,000,000	3,291,651
Series 2016:
5% 3/1/28	1,150,000	1,348,830
5% 3/1/41	3,475,000	4,012,671
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,969,248
5% 11/1/34	1,250,000	1,481,531
5% 11/1/35	1,300,000	1,538,225
5% 11/1/39	755,000	886,310
Series 2019, 4% 11/1/38	2,000,000	2,339,372
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	2,474,353
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,783,780
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
5% 5/1/42	3,050,000	3,750,759
5% 5/1/44	3,100,000	3,797,865
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	873,882
5% 5/1/26 (Pre-Refunded to 5/1/25 @ 100)	1,385,000	1,607,695
Series 2015:
5% 5/1/24	570,000	638,606
5% 5/1/27 (Pre-Refunded to 5/1/25 @ 100)	1,795,000	2,083,619
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,110,664
5% 9/1/27	1,175,000	1,304,430
5% 9/1/28	1,870,000	2,075,031
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	3,511,686
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	904,505
4% 7/1/37	820,000	960,345
4% 7/1/39	1,430,000	1,663,820
4% 7/1/40	490,000	568,021
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,693,194
5% 5/1/24	3,200,000	3,579,006
Walled Lake Consolidated School District Series 2020, 5% 5/1/36	1,050,000	1,366,403
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	869,717
5% 5/1/34	5,630,000	6,706,307
5% 5/1/35	1,250,000	1,485,864
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	793,519
4% 5/1/24 (FSA Insured)	750,000	815,183
4% 5/1/25 (FSA Insured)	500,000	557,253
Series 2018:
5% 5/1/30	550,000	686,155
5% 5/1/32	1,100,000	1,362,032
5% 5/1/34	1,175,000	1,447,412
5% 5/1/35	1,200,000	1,475,458
5% 5/1/36	1,000,000	1,226,186
5% 5/1/37	1,300,000	1,590,377
5% 5/1/38	800,000	968,476
Washtenaw Intermediate School District Series 2019, 5% 5/1/23	2,000,000	2,149,757
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/22 (b)	5,260,000	5,321,649
Series 2012 A, 5% 12/1/23	2,300,000	2,425,588
Series 2012 B, 5% 12/1/32 (b)	1,500,000	1,578,484
Series 2014 C:
5% 12/1/29 (b)	720,000	816,169
5% 12/1/31 (b)	860,000	973,713
5% 12/1/34 (b)	1,655,000	1,870,502
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,537,724
Series 2015 G:
5% 12/1/35	5,435,000	6,353,603
5% 12/1/36	5,760,000	6,723,248
Series 2017 A:
5% 12/1/22	640,000	675,023
5% 12/1/37	545,000	662,217
5% 12/1/42	1,455,000	1,767,960
Series 2017 B, 5% 12/1/47 (b)	450,000	539,358
Series 2018 B, 5% 12/1/48 (b)	5,000,000	6,084,809
Series 2018 D:
5% 12/1/30 (b)	4,365,000	5,457,762
5% 12/1/31 (b)	2,825,000	3,523,872
5% 12/1/32 (b)	2,945,000	3,666,025
Series 2021 B:
5% 12/1/35 (b)	1,225,000	1,593,111
5% 12/1/37 (b)	1,520,000	1,965,031
5% 12/1/46 (b)	1,280,000	1,614,259
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	1,157,096
4% 11/15/39	800,000	923,440
West Ottawa Pub. School District Series 2014 1:
5% 5/1/30	725,000	809,478
5% 5/1/32	500,000	557,851
5% 5/1/34	900,000	1,002,656
5% 5/1/35	250,000	278,175
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	363,276
5% 11/15/26	400,000	453,563
5% 11/15/28	650,000	733,598
5% 11/15/29	750,000	846,212
5% 11/15/30	855,000	964,964
5% 11/15/31	700,000	790,029
Series 2015 A:
5% 11/15/26	1,000,000	1,152,634
5% 11/15/28	2,505,000	2,869,942
Series 2019 A, 5% 11/15/44	2,000,000	2,456,263
Series 2021 A:
5% 11/15/27 (FSA Insured)	300,000	372,463
5% 11/15/30 (FSA Insured)	200,000	262,798
5% 11/15/31 (FSA Insured)	150,000	197,793
5% 11/15/32 (FSA Insured)	300,000	394,232
5% 11/15/34 (FSA Insured)	400,000	521,976
5% 11/15/36 (FSA Insured)	400,000	518,735
5% 11/15/38 (FSA Insured)	625,000	805,844
5% 11/15/40 (FSA Insured)	635,000	813,324
5% 11/15/41 (FSA Insured)	345,000	440,629
5% 11/15/51 (FSA Insured)	5,000,000	6,284,600
5% 11/15/53 (FSA Insured)	4,100,000	5,145,231
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,559,031
5% 5/1/30	1,550,000	1,847,090
5% 5/1/32	2,000,000	2,379,366
Zeeland Pub. Schools Series A, 5% 5/1/27	1,000,000	1,157,782
TOTAL MICHIGAN		716,185,939
Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,643,880

TOTAL MUNICIPAL BONDS (Cost $682,063,408)		721,131,306

Municipal Notes - 0.1%
	Principal Amount (a)	Value ($)
Michigan - 0.1%
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 0.04% 10/7/21, VRDN (d)	470,000	470,000
Series 2016 E3, 0.05% 10/7/21, VRDN (d)	100,000	100,000

TOTAL MUNICIPAL NOTES (Cost $570,000)		570,000

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $682,633,408)	721,701,306
NET OTHER ASSETS (LIABILITIES) - 1.2%	9,056,707
NET ASSETS - 100.0%	730,758,013

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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